Cash and Cash Equivalents (Details) - Schedule of payment of bonds issued and other obligations - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of payment of bonds issued and other obligations [Line Items]
Payment of bonds issued and other obligations	S/ 71,966	S/ 163,939
Tren Urbano de Lima S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of payment of bonds issued and other obligations [Line Items]
Payment of bonds issued and other obligations	49,397	103,269
Red Vial 5 S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of payment of bonds issued and other obligations [Line Items]
Payment of bonds issued and other obligations	22,569	22,531
AENZA S.A.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of payment of bonds issued and other obligations [Line Items]
Payment of bonds issued and other obligations		7,386
Cumbra Ingenieria S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of payment of bonds issued and other obligations [Line Items]
Payment of bonds issued and other obligations		12,760
Unna Energia S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of payment of bonds issued and other obligations [Line Items]
Payment of bonds issued and other obligations		S/ 17,993